RELATED PARTIES (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Purchases [Member] | Abastible S.A. [Member]
Description of Identity Number	91.806.000-6
Description of nature of related party relationship	Common controlling parent
Country of incorporation	Chile
Description of functional currency	Chilean pesos
Description of transactions with related party	Fuel
Purchases of goods, related party transactions	$ 3,115	$ 2,199	$ 2,503
Purchases [Member] | Empresas Copec S.A [Member]
Description of Identity Number	90.690.000-9
Description of nature of related party relationship	Controlling Parent
Country of incorporation	Chile
Description of functional currency	Chilean pesos
Description of transactions with related party	Management service
Purchases of goods, related party transactions	$ 106	356	233
Purchases [Member] | Compania de Petroleos de Chile S.A [Member]
Description of Identity Number	99.520.000-7
Description of nature of related party relationship	Common controlling parent
Country of incorporation	Chile
Description of functional currency	Chilean pesos
Description of transactions with related party	Fuel and other
Purchases of goods, related party transactions	$ 66,789	39,732	61,245
Purchases [Member] | Compania Puerto de Coronel S.A. [Member]
Description of Identity Number	79.895.330-3
Description of nature of related party relationship	Subsidiary of the Associate
Country of incorporation	Chile
Description of functional currency	U.S. Dollar
Description of transactions with related party	Transport and stowage
Purchases of goods, related party transactions	$ 9,986	8,633	10,917
Purchases [Member] | Puerto Lirquen S.A. [Member]
Description of Identity Number	96.959.030-1
Description of nature of related party relationship	Subsidiary of the Associate
Country of incorporation	Chile
Description of functional currency	U.S. Dollar
Description of transactions with related party	Port services
Purchases of goods, related party transactions	$ 6,956	7,311	7,694
Purchases [Member] | EKA Chile S.A.
Description of Identity Number	99.500.140-3
Description of nature of related party relationship	Joint Venture
Country of incorporation	Chile
Description of functional currency	Chilean pesos
Description of transactions with related party	Sodium chlorate
Purchases of goods, related party transactions	$ 44,055	47,236	39,362
Purchases [Member] | Forestal del Sur S.A [Member]
Description of Identity Number	79.825.060-4
Description of nature of related party relationship	Common director
Country of incorporation	Chile
Description of functional currency	Chilean pesos
Description of transactions with related party	Wood and ships
Purchases of goods, related party transactions	$ 1,310	2,093	2,018
Purchases [Member] | Portaluppi, Guzman y Bezanilla Abogados [Member]
Description of Identity Number	78.096.080-9
Description of nature of related party relationship	Common director
Country of incorporation	Chile
Description of functional currency	Chilean pesos
Description of transactions with related party	Legal services
Purchases of goods, related party transactions	$ 1,496	1,295	1,312
Purchases [Member] | Empresa Nacional de Telecomunicaciones S.A. [Member]
Description of Identity Number	92.580.000-7
Description of nature of related party relationship	Common Stockholder
Country of incorporation	Chile
Description of functional currency	Chilean pesos
Description of transactions with related party	Telephone services
Purchases of goods, related party transactions	$ 460	512	552
Purchases [Member] | CMPC Maderas S.A [Member]
Description of Identity Number	95.304.000-K
Description of nature of related party relationship	Common Stockholder
Country of incorporation	Chile
Description of functional currency	Chilean pesos
Description of transactions with related party	Wood and logs
Purchases of goods, related party transactions	$ 330	511	267
Purchases [Member] | Forestal Mininco S.A [Member]
Description of Identity Number	91.440.000-7
Description of nature of related party relationship	Common Stockholder
Country of incorporation	Chile
Description of functional currency	Chilean pesos
Description of transactions with related party	Wood and logs
Purchases of goods, related party transactions	$ 62	180	204
Purchases [Member] | Red to Green S.A.(Ex-Sigma Servicios Informaticos S.A.) [Member]
Description of Identity Number	86.370.800-1
Description of nature of related party relationship	Common director
Country of incorporation	Chile
Description of functional currency	Chilean pesos
Description of transactions with related party	Computer Services
Purchases of goods, related party transactions	$ 130	249	59
Purchases [Member] | Empresa de Residuos Resiter Ltda [Member]
Description of Identity Number	89.696.400-3
Description of nature of related party relationship	Common director
Country of incorporation	Chile
Description of functional currency	Chilean pesos
Description of transactions with related party	Industrial Cleaning Services
Purchases of goods, related party transactions	$ 0	0	(285)
Purchases [Member] | Empresas de Residuos Industriales Resiter Ltda [Member]
Description of Identity Number	76.329.072-7
Description of nature of related party relationship	Common director
Country of incorporation	Chile
Description of functional currency	Chilean pesos
Description of transactions with related party	Industrial Cleaning Services
Purchases of goods, related party transactions	$ 0	0	5,027
Purchases [Member] | Resiter Uruguay S.A [Member]
Description of Identity Number	-
Description of nature of related party relationship	Common director
Country of incorporation	Uruguay
Description of functional currency	U.S. Dollar
Description of transactions with related party	Service to collect solid waste
Purchases of goods, related party transactions	$ 0	0	774
Purchases [Member] | Colbun Transmision S.A [Member]
Description of Identity Number	76.218.856-2
Description of nature of related party relationship	Common director
Country of incorporation	Chile
Description of functional currency	Chilean pesos
Description of transactions with related party	Electrical Power
Purchases of goods, related party transactions	$ 389	383	447
Purchases [Member] | CMPC Celulosa S.A. [Member]
Description of Identity Number	96.532.330-9
Description of nature of related party relationship	Common Stockholder
Country of incorporation	Chile
Description of functional currency	Chilean pesos
Description of transactions with related party	Others purchases
Purchases of goods, related party transactions	$ 965	3	2,217
Purchases [Member] | Woodtech S.A. [Member]
Description of Identity Number	76.724.000-7
Description of nature of related party relationship	Indirect associate of controlling parent
Country of incorporation	Chile
Description of functional currency	Chilean pesos
Description of transactions with related party	Wood volumen measurement services
Purchases of goods, related party transactions	$ 2,239	982	0
Purchases [Member] | Inversiones Siemel S.A. [Member]
Description of Identity Number	94.082.000-6
Description of nature of related party relationship	Common Stockholder
Country of incorporation	Chile
Description of functional currency	Chilean pesos
Description of transactions with related party	Rentals
Purchases of goods, related party transactions	$ 596	777	0
Sales [Member] | Compania de Petroleos de Chile S.A [Member]
Description of Identity Number	99.520.000-7
Description of nature of related party relationship	Common controlling parent
Country of incorporation	Chile
Description of functional currency	Chilean pesos
Description of transactions with related party	Charter Services
Purchases of goods, related party transactions	$ 202	0	0
Sales [Member] | Compania Puerto de Coronel S.A. [Member]
Description of Identity Number	79.895.330-3
Description of nature of related party relationship	Subsidiary of the Associate
Country of incorporation	Chile
Description of functional currency	U.F.
Description of transactions with related party	Sale Land
Purchases of goods, related party transactions	$ 0	1,914	0
Sales [Member] | EKA Chile S.A.
Description of Identity Number	99.500.140-3
Description of nature of related party relationship	Joint venture
Country of incorporation	Chile
Description of functional currency	Chilean pesos
Description of transactions with related party	Electrical Power
Purchases of goods, related party transactions	$ 19,182	16,326	17,543
Sales [Member] | Forestal del Sur S.A [Member]
Description of Identity Number	79.825.060-4
Description of nature of related party relationship	Common director
Country of incorporation	Chile
Description of functional currency	Chilean pesos
Description of transactions with related party	Harvesting services, Wood and chips
Purchases of goods, related party transactions	$ 25,322	21,657	19,328
Sales [Member] | Forestal Mininco S.A [Member]
Description of Identity Number	91.440.000-7
Description of nature of related party relationship	Common Stockholder
Country of incorporation	Chile
Description of functional currency	Chilean pesos
Description of transactions with related party	Wood
Revenue from sale of goods, related party transactions	$ 0	47	311
Sales [Member] | Colbun S.A. [Member]
Description of Identity Number	96.505.760-9
Description of nature of related party relationship	Common director
Country of incorporation	Chile
Description of functional currency	Chilean pesos
Description of transactions with related party	Electrical Power
Purchases of goods, related party transactions	$ 1,128	5,999	1,083
Sales [Member] | Stora Enso Arapoti Industria de Papel S.A [Member]
Description of Identity Number	-
Description of nature of related party relationship	Subsidiary of the Associate
Country of incorporation	Brazil
Description of functional currency	Brazilian Real
Description of transactions with related party	Wood
Purchases of goods, related party transactions	$ 0	1,149	5,617
Sales [Member] | Unilin Arauco Pisos Ltda. [Member]
Description of Identity Number	-
Description of nature of related party relationship	Joint venture
Country of incorporation	Brazil
Description of functional currency	Brazilian Real
Description of transactions with related party	Wood
Purchases of goods, related party transactions	$ 2,966	$ 5,263	$ 2,666